SCHEDULE OF INVESTMENTS
Core Equity (in thousands)	MARCH 31, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value

Communication Services
Cable & Satellite – 1.6%
Charter Communications, Inc., Class A(A)	18	$11,272

Interactive Home Entertainment – 1.1%
Take-Two Interactive Software, Inc.(A)	45	7,924

Interactive Media & Services – 3.4%
Alphabet, Inc., Class A(A)	12	24,515

Movies & Entertainment – 1.8%
Netflix, Inc.(A)	24	12,678

Total Communication Services - 7.9%		56,389

Consumer Discretionary
Auto Parts & Equipment – 2.3%
Aptiv plc(A)	120	16,585

Automotive Retail – 2.0%
AutoZone, Inc.(A)	10	14,179

Footwear – 1.6%
NIKE, Inc., Class B	86	11,488

Homebuilding – 1.2%
D.R. Horton, Inc.	99	8,794

Internet & Direct Marketing Retail – 3.2%
Amazon.com, Inc.(A)	7	22,958

Total Consumer Discretionary - 10.3%		74,004

Consumer Staples
Food Distributors – 1.5%
Sysco Corp.	139	10,931

Household Products – 1.3%
Procter & Gamble Co. (The)	71	9,552

Hypermarkets & Super Centers – 2.2%
Costco Wholesale Corp.	44	15,559

Total Consumer Staples - 5.0%		36,042

Financials

Asset Management & Custody Banks – 5.7%
Artisan Partners Asset Management, Inc.	210	10,944
Blackstone Group, Inc. (The), Class A	210	15,670
KKR & Co.	291	14,233

		40,847

Consumer Finance – 3.3%
American Express Co.	84	11,873
Discover Financial Services	122	11,542

		23,415

Financial Exchanges & Data – 2.2%
CME Group, Inc.	79	16,150

Insurance Brokers – 2.7%
Aon plc	84	19,327

Investment Banking & Brokerage – 2.1%
Morgan Stanley	190	14,793

Other Diversified Financial Services – 3.3%
JPMorgan Chase & Co.	158	24,050

Total Financials - 19.3%		138,582

Health Care

Health Care Equipment – 4.1%
Danaher Corp.	53	11,847
Zimmer Holdings, Inc.	112	17,890

		29,737

Health Care Facilities – 2.3%
HCA Holdings, Inc.	86	16,130

Managed Health Care – 3.2%
UnitedHealth Group, Inc.	62	23,195

Pharmaceuticals – 3.6%
Eli Lilly and Co.	76	14,263
Zoetis, Inc.	73	11,550

		25,813

Total Health Care - 13.2%		94,875

Industrials

Aerospace & Defense – 1.6%
Airbus SE ADR	395	11,215

Agricultural & Farm Machinery – 2.1%
Deere & Co.	39	14,546

Industrial Machinery – 1.4%
Stanley Black & Decker, Inc.	51	10,176

Railroads – 2.7%
Union Pacific Corp.	89	19,537

Trading Companies & Distributors – 2.3%
United Rentals, Inc.(A)	51	16,694

Total Industrials - 10.1%		72,168

Information Technology

Data Processing & Outsourced Services – 8.5%
Fiserv, Inc.(A)	255	30,343
MasterCard, Inc., Class A	59	20,916
PayPal, Inc.(A)	42	10,104

		61,363

Electronic Manufacturing Services – 2.5%
TE Connectivity Ltd.	139	17,994

Semiconductors – 5.4%
Analog Devices, Inc.	71	11,052
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	108	12,770
Texas Instruments, Inc.	79	14,904

		38,726

Systems Software – 7.2%
Microsoft Corp.	219	51,518

Technology Hardware, Storage & Peripherals – 4.0%
Apple, Inc.	235	28,728

Total Information Technology - 27.6%		198,329

Materials
Industrial Gases – 1.0%
Linde plc	25	6,986

Specialty Chemicals – 1.9%
Sherwin-Williams Co. (The)	19	13,983

Total Materials - 2.9%		20,969

Real Estate
Health Care REITs – 1.2%
Welltower, Inc.	121	8,653

Total Real Estate - 1.2%		8,653

Utilities
Electric Utilities – 2.3%
NextEra Energy, Inc.	216	16,309

Total Utilities - 2.3%		16,309

TOTAL COMMON STOCKS – 99.8%		$716,320

(Cost: $504,290)

SHORT-TERM SECURITIES

Money Market Funds(B) - 0.1%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.040%	693	693

TOTAL SHORT-TERM SECURITIES – 0.1%		$693

(Cost: $693)

TOTAL INVESTMENT SECURITIES – 99.9%		$717,013

(Cost: $504,983)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		637

NET ASSETS – 100.0%		$717,650

Notes to Schedule of Investments

(A) No dividends were paid during the preceding 12 months.

(B) Rate shown is the annualized 7-day yield at March 31, 2021.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$716,320	$—	$—
Short-Term Securities	693	—	—
Total	$717,013	$—	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at March 31, 2021 and the related unrealized appreciation (depreciation) were as follows:
Cost	$504,983

Gross unrealized appreciation	212,149
Gross unrealized depreciation	(119)

Net unrealized appreciation	$212,030